Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
The Company’s principal subsidiaries are as follows:

		2024	2023
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Vitalyst, LLC	Delaware, USA	100%	100%
Datum Consulting Group, LLC	Indiana, USA	100%	100%
Alithya France SAS	France	100%	100%
DCG Team UK Limited	United Kingdom	100%	100%
Datum Consulting Group Australia Pty Limited	Australia	100%	100%
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
Datum Cybertech India Pvt Ltd.	India	100%	100%

Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2024				March 31, 2023
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,725	6,792	8,081	16,598	1,874	4,925	8,494	15,293
Additions	174	550	22	746	89	1,321	326	1,736
Additions through business acquisitions (note 4)	—	—	—	—	—	55	—	55
Disposals / retirements	(325)	—	(2,125)	(2,450)	(325)	(13)	(758)	(1,096)
Foreign currency translation adjustment	(2)	17	4	19	87	504	19	610
Ending cost	1,572	7,359	5,982	14,913	1,725	6,792	8,081	16,598
Opening accumulated depreciation	651	3,829	3,394	7,874	448	2,083	2,350	4,881
Depreciation expense	448	1,884	1,006	3,338	280	1,344	1,183	2,807
Impairment	260	—	1,296	1,556	164	5	605	774
Disposals / retirements	(325)	—	(2,125)	(2,450)	(325)	(13)	(758)	(1,096)
Foreign currency translation adjustment	1	4	—	5	84	410	14	508
Ending accumulated depreciation	1,035	5,717	3,571	10,323	651	3,829	3,394	7,874
Net carrying amount	537	1,642	2,411	4,590	1,074	2,963	4,687	8,724

Summary of Amortization Method of Intangible Assets	The Company amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite